Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000099780
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,382	$ 14,471	$ 14,089	$ 14,758	$ 14,319	$ 13,516	$ 12,751	$ 12,689	$ 12,206	$ 13,042	$ 12,633	$ 12,522	$ 13,023	$ 12,002	$ 10,961	$ 11,389	$ 12,020	$ 12,355	$ 12,002	$ 11,636	$ 12,149	$ 11,892	$ 12,186	$ 12,792	$ 11,746	$ 12,058	$ 11,250	$ 10,920	$ 12,461	$ 13,397	$ 12,461	$ 13,652	$ 14,392	$ 15,202	$ 14,547	$ 15,012	$ 16,028	$ 14,976	$ 15,220	$ 14,361	$ 15,236	$ 14,993	$ 14,393	$ 14,207	$ 13,874	$ 13,066	$ 12,749	$ 12,162	$ 12,320	$ 11,876	$ 10,656	$ 10,957	$ 11,242	$ 10,973	$ 10,576	$ 10,509	$ 10,294	$ 9,748	$ 12,045	$ 13,065	$ 12,892	$ 12,889	$ 13,002	$ 12,624	$ 12,372	$ 11,969	$ 11,957	$ 11,770	$ 11,733	$ 11,881	$ 11,438	$ 11,475	$ 10,354	$ 10,906	$ 10,551	$ 10,906	$ 11,078	$ 10,931	$ 10,894	$ 10,772	$ 10,690	$ 10,491	$ 10,163	$ 10,900	$ 10,830	$ 10,622	$ 10,338	$ 10,372	$ 10,440	$ 10,406	$ 10,225	$ 10,158	$ 10,033	$ 9,898	$ 10,067	$ 9,762	$ 9,728	$ 9,463	$ 9,767	$ 10,355	$ 10,442	$ 10,746	$ 10,257	$ 9,909	$ 9,843	$ 9,930	$ 9,136	$ 9,126	$ 9,441	$ 9,335	$ 9,514	$ 9,007	$ 8,870	$ 9,430	$ 9,124	$ 9,509	$ 9,645	$ 9,802	$ 9,854	$ 9,885	$ 9,425
C000099781
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,175	14,254	13,894	14,556	14,121	13,364	12,607	12,546	12,083	12,917	12,509	12,417	12,917	11,916	10,897	11,305	11,953	12,305	11,953	11,602	12,118	11,860	12,155	12,782	11,731	12,063	11,270	10,938	12,487	13,428	12,506	13,702	14,446	15,277	14,637	15,104	16,142	15,083	15,346	14,476	15,379	15,132	14,542	14,364	14,025	13,232	12,909	12,310	12,488	12,051	10,806	11,129	11,420	11,162	10,757	10,703	10,484	9,942	12,285	13,324	13,178	13,160	13,303	12,927	12,668	12,267	12,267	12,075	12,037	12,201	11,758	11,796	10,657	11,225	10,860	11,238	11,427	11,276	11,251	11,124	11,052	10,859	10,533	11,293	11,221	11,022	10,727	10,774	10,857	10,821	10,644	10,587	10,458	10,328	10,505	10,199	10,164	9,896	10,215	10,841	10,932	11,263	10,762	10,397	10,340	10,431	9,600	9,600	9,942	9,827	10,028	9,504	9,359	9,961	9,649	10,055	10,210	10,375	10,442	10,486	10,000
C000176653
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,266	15,427	15,020	15,713	15,244	14,388	13,573	13,490	12,977	13,865	13,431	13,312	13,845	12,740	11,636	12,070	12,760	13,115	12,721	12,338	12,882	12,591	12,901	13,541	12,416	12,765	11,892	11,543	13,173	14,143	13,173	14,412	15,194	16,031	15,340	15,831	16,887	15,778	16,034	15,113	16,034	15,761	15,130	14,939	14,574	13,726	13,394	12,763	12,929	12,463	11,167	11,483	11,782	11,500	11,068	10,997	10,772	10,200	12,592	13,660	13,480	13,455	13,587	13,192	12,916	12,507	12,481	12,287	12,235	12,389	11,926	11,952	10,794	11,355	10,985	11,355	11,534	11,380	11,329	11,202	11,117	10,909	10,580	11,324	11,251	11,039	10,744	10,780	10,850	10,815	10,626	10,557	10,416	10,286	10,451	10,134	10,087	9,819
C000099783
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 14,394	15,567	15,176	15,876	15,403	14,538	13,714	13,639	13,120	14,019	13,580	13,460	13,999	12,901	11,782	12,222	12,921	13,260	12,881	12,485	13,037	12,761	13,056	13,726	12,584	12,938	12,072	11,717	13,352	14,356	13,352	14,629	15,405	16,273	15,590	16,070	17,160	16,036	16,279	15,359	16,296	16,036	15,394	15,181	14,825	13,961	13,622	12,979	13,148	12,690	11,369	11,691	11,996	11,708	11,284	11,213	10,982	10,400	12,838	13,928	13,743	13,733	13,854	13,450	13,182	12,752	12,738	12,526	12,487	12,644	12,172	12,198	11,016	11,600	11,209	11,587	11,783	11,626	11,574	11,444	11,357	11,145	10,809	11,581	11,494	11,287	10,985	11,009	11,082	11,046	10,852	10,781	10,637	10,505	10,685	10,360	10,312	10,038	10,350	10,985	11,066	11,389	10,881	10,500	10,442	10,523	9,680	9,668	10,003	9,916	10,106	9,569	9,423	10,016	9,692	10,100	10,244	10,410	10,455	10,499	10,000
C000099784
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,461,840	1,581,046	1,541,311	1,612,416	1,564,315	1,476,479	1,390,735	1,383,250	1,332,619	1,423,755	1,377,174	1,365,023	1,419,705	1,308,315	1,194,901	1,239,457	1,308,315	1,344,770	1,306,290	1,266,219	1,322,052	1,292,141	1,324,046	1,389,849	1,276,189	1,310,088	1,222,350	1,186,457	1,351,963	1,451,665	1,351,963	1,479,458	1,559,884	1,645,920	1,576,717	1,627,217	1,735,698	1,621,527	1,647,850	1,553,085	1,647,850	1,621,527	1,556,595	1,534,926	1,498,991	1,411,721	1,377,498	1,312,473	1,329,585	1,281,672	1,148,200	1,180,712	1,211,513	1,182,423	1,139,644	1,132,411	1,109,174	1,050,307	1,296,618	1,405,057	1,388,016	1,385,335	1,397,535	1,356,869	1,328,404	1,286,383	1,283,672	1,263,632	1,258,333	1,274,228	1,226,544	1,230,518	1,109,983	1,169,043	1,129,637	1,167,729	1,187,432	1,170,356	1,166,416	1,153,264	1,143,213	1,123,113	1,087,937	1,165,827	1,158,289	1,135,415	1,105,056	1,108,699	1,115,986	1,112,342	1,092,913	1,085,762	1,071,237	1,056,712	1,074,868	1,042,186	1,037,345	1,009,795	1,041,133	1,103,810	1,113,096	1,145,595	1,093,364	1,056,222	1,049,258	1,057,383	972,653	971,492	1,005,152	992,648	1,011,737	957,838	943,240	1,002,754	970,190	1,010,011	1,024,472	1,041,157	1,045,606	1,050,056	1,000,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	25,812	26,503	25,340	25,853	25,388	24,734	24,306	23,821	22,803	23,683	22,945	22,012	21,751	20,733	18,956	19,522	20,403	20,902	20,222	19,069	19,262	18,930	18,362	18,815	17,571	18,351	17,158	16,008	17,649	18,419	17,064	18,682	18,668	20,359	19,816	20,330	21,465	20,586	21,047	19,919	20,782	20,277	19,920	19,627	19,349	18,488	17,893	17,446	17,621	16,904	14,988	15,462	16,015	15,012	14,326	13,957	13,314	12,003	13,834	15,111	15,203	14,761	14,361	14,005	13,713	13,999	13,930	13,069	13,869	13,394	13,221	12,835	11,908	12,888	12,744	13,753	13,677	13,510	13,101	13,107	13,026	12,878	13,165	13,733	13,045	12,871	12,598	12,364	12,093	12,076	11,793	11,748	11,505	11,337	11,217	10,915	10,657	10,408	10,261	10,463	10,408	10,399	9,978	10,091	10,035	9,878	9,250	9,320	9,913	10,090	10,141	9,396	9,756	10,447	10,263	10,507	10,471	10,231	10,394	9,819	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	25,812	26,503	25,340	25,853	25,388	24,734	24,306	23,821	22,803	23,683	22,945	22,012	21,751	20,733	18,956	19,522	20,403	20,902	20,222	19,069	19,262	18,930	18,362	18,815	17,571	18,351	17,158	16,008	17,649	18,419	17,064	18,682	18,668	20,359	19,816	20,330	21,465	20,586	21,047	19,919	20,782	20,277	19,920	19,627	19,349	18,488	17,893	17,446	17,621	16,904	14,988	15,462	16,015	15,012	14,326	13,957	13,314	12,003	13,834	15,111	15,203	14,761	14,361	14,005	13,713	13,999	13,930	13,069	13,869	13,394	13,221	12,835	11,908	12,888	12,744	13,753	13,677	13,510	13,101	13,107	13,026	12,878	13,165	13,733	13,045	12,871	12,598	12,364	12,093	12,076	11,793	11,748	11,505	11,337	11,217	10,915	10,657	10,408	10,261	10,463	10,408	10,399	9,978	10,091	10,035	9,878	9,250	9,320	9,913	10,090	10,141	9,396	9,756	10,447	10,263	10,507	10,471	10,231	10,394	9,819	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	25,157	25,830	24,697	25,196	24,743	24,106	23,689	23,216	22,224	23,081	22,363	21,453	21,199	20,207	18,475	19,027	19,884	20,371	19,709	18,585	18,772	18,449	17,896	18,337	17,125	17,885	16,722	15,602	17,200	17,951	16,631	18,208	18,194	19,842	19,312	19,813	20,920	20,063	20,512	19,413	20,254	19,762	19,414	19,129	18,857	18,019	17,439	17,003	17,174	16,475	14,607	15,070	15,608	14,631	13,963	13,603	12,976	11,698	13,482	14,727	14,817	14,386	13,996	13,649	13,365	13,644	13,577	12,737	13,517	13,054	12,885	12,509	11,606	12,561	12,420	13,404	13,330	13,167	12,768	12,774	12,695	12,551	12,830	13,385	12,713	12,544	12,278	12,050	11,785	11,769	11,494	11,450	11,213	11,049	10,933	10,637	10,387	10,144
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	25,812	26,503	25,340	25,853	25,388	24,734	24,306	23,821	22,803	23,683	22,945	22,012	21,751	20,733	18,956	19,522	20,403	20,902	20,222	19,069	19,262	18,930	18,362	18,815	17,571	18,351	17,158	16,008	17,649	18,419	17,064	18,682	18,668	20,359	19,816	20,330	21,465	20,586	21,047	19,919	20,782	20,277	19,920	19,627	19,349	18,488	17,893	17,446	17,621	16,904	14,988	15,462	16,015	15,012	14,326	13,957	13,314	12,003	13,834	15,111	15,203	14,761	14,361	14,005	13,713	13,999	13,930	13,069	13,869	13,394	13,221	12,835	11,908	12,888	12,744	13,753	13,677	13,510	13,101	13,107	13,026	12,878	13,165	13,733	13,045	12,871	12,598	12,364	12,093	12,076	11,793	11,748	11,505	11,337	11,217	10,915	10,657	10,408	10,261	10,463	10,408	10,399	9,978	10,091	10,035	9,878	9,250	9,320	9,913	10,090	10,141	9,396	9,756	10,447	10,263	10,507	10,471	10,231	10,394	9,819	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	2,581,200	2,650,300	2,534,000	2,585,300	2,538,800	2,473,400	2,430,600	2,382,100	2,280,300	2,368,300	2,294,500	2,201,200	2,175,100	2,073,300	1,895,600	1,952,200	2,040,300	2,090,200	2,022,200	1,906,900	1,926,200	1,893,000	1,836,200	1,881,500	1,757,100	1,835,100	1,715,800	1,600,800	1,764,900	1,841,900	1,706,400	1,868,200	1,866,800	2,035,900	1,981,600	2,033,000	2,146,500	2,058,600	2,104,700	1,991,900	2,078,200	2,027,700	1,992,000	1,962,700	1,934,900	1,848,800	1,789,300	1,744,600	1,762,100	1,690,400	1,498,800	1,546,200	1,601,500	1,501,200	1,432,600	1,395,700	1,331,400	1,200,300	1,383,400	1,511,100	1,520,300	1,476,100	1,436,100	1,400,500	1,371,300	1,399,900	1,393,000	1,306,900	1,386,900	1,339,400	1,322,100	1,283,500	1,190,800	1,288,800	1,274,400	1,375,300	1,367,700	1,351,000	1,310,100	1,310,700	1,302,600	1,287,800	1,316,500	1,373,300	1,304,500	1,287,100	1,259,800	1,236,400	1,209,300	1,207,600	1,179,300	1,174,800	1,150,500	1,133,700	1,121,700	1,091,500	1,065,700	1,040,800	1,026,100	1,046,300	1,040,800	1,039,900	997,800	1,009,100	1,003,500	987,800	925,000	932,000	991,300	1,009,000	1,014,100	939,600	975,600	1,044,700	1,026,300	1,050,700	1,047,100	1,023,100	1,039,400	981,900	1,000,000
DWS Index: FTSE EPRA/NAREIT Developed Index
Account Value [Line Items]
Account Value	12,467	13,416	13,103	13,805	13,401	12,612	11,894	11,853	11,463	12,191	11,784	11,855	12,351	11,284	10,200	10,713	11,410	11,806	11,377	11,046	11,564	11,349	11,732	12,273	11,262	11,585	10,854	10,540	12,035	12,870	11,920	13,055	13,649	14,440	13,820	14,170	15,033	14,138	14,462	13,646	14,487	14,299	13,771	13,664	13,423	12,614	12,264	11,826	11,923	11,519	10,176	10,526	10,864	10,597	10,311	10,053	10,029	9,368	12,128	13,218	13,107	13,043	13,204	12,882	12,586	12,355	12,312	12,123	12,158	12,321	11,903	11,920	10,752	11,385	10,977	11,400	11,640	11,531	11,434	11,274	11,091	10,877	10,629	11,393	11,394	11,249	10,945	10,998	11,035	11,020	10,823	10,744	10,652	10,537	10,703	10,380	10,324	10,032	10,314	10,936	11,046	11,342	10,801	10,424	10,429	10,440	9,536	9,495	9,921	9,840	10,064	9,522	9,415	10,011	9,680	10,083	10,233	10,397	10,427	10,491	10,000
DWS Index: FTSE EPRA/NAREIT Developed Index
Account Value [Line Items]
Account Value	12,467	13,416	13,103	13,805	13,401	12,612	11,894	11,853	11,463	12,191	11,784	11,855	12,351	11,284	10,200	10,713	11,410	11,806	11,377	11,046	11,564	11,349	11,732	12,273	11,262	11,585	10,854	10,540	12,035	12,870	11,920	13,055	13,649	14,440	13,820	14,170	15,033	14,138	14,462	13,646	14,487	14,299	13,771	13,664	13,423	12,614	12,264	11,826	11,923	11,519	10,176	10,526	10,864	10,597	10,311	10,053	10,029	9,368	12,128	13,218	13,107	13,043	13,204	12,882	12,586	12,355	12,312	12,123	12,158	12,321	11,903	11,920	10,752	11,385	10,977	11,400	11,640	11,531	11,434	11,274	11,091	10,877	10,629	11,393	11,394	11,249	10,945	10,998	11,035	11,020	10,823	10,744	10,652	10,537	10,703	10,380	10,324	10,032	10,314	10,936	11,046	11,342	10,801	10,424	10,429	10,440	9,536	9,495	9,921	9,840	10,064	9,522	9,415	10,011	9,680	10,083	10,233	10,397	10,427	10,491	10,000
DWS Index: FTSE EPRA/NAREIT Developed Index
Account Value [Line Items]
Account Value	12,092	13,012	12,709	13,389	12,998	12,232	11,536	11,496	11,117	11,824	11,429	11,498	11,979	10,944	9,893	10,390	11,066	11,450	11,035	10,714	11,216	11,008	11,378	11,904	10,923	11,236	10,527	10,222	11,672	12,482	11,561	12,662	13,238	14,005	13,404	13,743	14,581	13,713	14,027	13,236	14,050	13,868	13,356	13,252	13,019	12,234	11,895	11,470	11,564	11,172	9,870	10,209	10,537	10,278	10,001	9,750	9,727	9,086	11,763	12,820	12,713	12,650	12,807	12,494	12,207	11,983	11,941	11,758	11,792	11,950	11,544	11,561	10,428	11,042	10,647	11,057	11,290	11,184	11,090	10,934	10,757	10,550	10,309	11,050	11,051	10,910	10,615	10,667	10,702	10,688	10,498	10,420	10,331	10,220	10,381	10,067	10,013	9,730
DWS Index: FTSE EPRA/NAREIT Developed Index
Account Value [Line Items]
Account Value	12,467	13,416	13,103	13,805	13,401	12,612	11,894	11,853	11,463	12,191	11,784	11,855	12,351	11,284	10,200	10,713	11,410	11,806	11,377	11,046	11,564	11,349	11,732	12,273	11,262	11,585	10,854	10,540	12,035	12,870	11,920	13,055	13,649	14,440	13,820	14,170	15,033	14,138	14,462	13,646	14,487	14,299	13,771	13,664	13,423	12,614	12,264	11,826	11,923	11,519	10,176	10,526	10,864	10,597	10,311	10,053	10,029	9,368	12,128	13,218	13,107	13,043	13,204	12,882	12,586	12,355	12,312	12,123	12,158	12,321	11,903	11,920	10,752	11,385	10,977	11,400	11,640	11,531	11,434	11,274	11,091	10,877	10,629	11,393	11,394	11,249	10,945	10,998	11,035	11,020	10,823	10,744	10,652	10,537	10,703	10,380	10,324	10,032	10,314	10,936	11,046	11,342	10,801	10,424	10,429	10,440	9,536	9,495	9,921	9,840	10,064	9,522	9,415	10,011	9,680	10,083	10,233	10,397	10,427	10,491	10,000
DWS Index: FTSE EPRA/NAREIT Developed Index
Account Value [Line Items]
Account Value	$ 1,246,700	$ 1,341,600	$ 1,310,300	$ 1,380,500	$ 1,340,100	$ 1,261,200	$ 1,189,400	$ 1,185,300	$ 1,146,300	$ 1,219,100	$ 1,178,400	$ 1,185,500	$ 1,235,100	$ 1,128,400	$ 1,020,000	$ 1,071,300	$ 1,141,000	$ 1,180,600	$ 1,137,700	$ 1,104,600	$ 1,156,400	$ 1,134,900	$ 1,173,200	$ 1,227,300	$ 1,126,200	$ 1,158,500	$ 1,085,400	$ 1,054,000	$ 1,203,500	$ 1,287,000	$ 1,192,000	$ 1,305,500	$ 1,364,900	$ 1,444,000	$ 1,382,000	$ 1,417,000	$ 1,503,300	$ 1,413,800	$ 1,446,200	$ 1,364,600	$ 1,448,700	$ 1,429,900	$ 1,377,100	$ 1,366,400	$ 1,342,300	$ 1,261,400	$ 1,226,400	$ 1,182,600	$ 1,192,300	$ 1,151,900	$ 1,017,600	$ 1,052,600	$ 1,086,400	$ 1,059,700	$ 1,031,100	$ 1,005,300	$ 1,002,900	$ 936,800	$ 1,212,800	$ 1,321,800	$ 1,310,700	$ 1,304,300	$ 1,320,400	$ 1,288,200	$ 1,258,600	$ 1,235,500	$ 1,231,200	$ 1,212,300	$ 1,215,800	$ 1,232,100	$ 1,190,300	$ 1,192,000	$ 1,075,200	$ 1,138,500	$ 1,097,700	$ 1,140,000	$ 1,164,000	$ 1,153,100	$ 1,143,400	$ 1,127,400	$ 1,109,100	$ 1,087,700	$ 1,062,900	$ 1,139,300	$ 1,139,400	$ 1,124,900	$ 1,094,500	$ 1,099,800	$ 1,103,500	$ 1,102,000	$ 1,082,300	$ 1,074,400	$ 1,065,200	$ 1,053,700	$ 1,070,300	$ 1,038,000	$ 1,032,400	$ 1,003,200	$ 1,031,400	$ 1,093,600	$ 1,104,600	$ 1,134,200	$ 1,080,100	$ 1,042,400	$ 1,042,900	$ 1,044,000	$ 953,600	$ 949,500	$ 992,100	$ 984,000	$ 1,006,400	$ 952,200	$ 941,500	$ 1,001,100	$ 968,000	$ 1,008,300	$ 1,023,300	$ 1,039,700	$ 1,042,700	$ 1,049,100	$ 1,000,000